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                            AMENDED FORM N-PX REPORT

ICA File Number: 811-03418
Reporting Period: 07/01/2003 - 06/30/2004
Calvert Cash Reserves

This Amendment No. 1 to the Form N-PX is being filed solely for the purpose of modifying the signatory to the initial Form N-PX filed for the Fund in this Registered Investment Company.

Item 1. Proxy Voting Record. Incorporated by reference to Item 1 of Registrant's filing on Form N-PX filed on October 29, 2004 (Accession #0000950133-04-003996).

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Calvert Cash Reserves

By (Signature and Title): /s/ Barbara J. Krumsiek, President -- Principal Executive Officer

Date: March 2, 2005